BlackRock Allocation Target Shares	BlackRock Strategic Risk Allocation Fund
Series C Portfolio	BlackRock U.S. Opportunities Portfolio
Series E Portfolio
Series M Portfolio	BlackRock Funds II
Series P Portfolio	BlackRock Aggressive Growth Prepared Portfolio
Series S Portfolio	BlackRock Conservative Prepared Portfolio
BlackRock Core Bond Portfolio
BlackRock Balanced Capital Fund, Inc.	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Dynamic High Income Portfolio
BlackRock Basic Value Fund, Inc.	BlackRock Floating Rate Income Portfolio
BlackRock Global Dividend Portfolio
BlackRock Bond Fund, Inc.	BlackRock GNMA Portfolio
BlackRock Total Return Fund	BlackRock Growth Prepared Portfolio
BlackRock High Yield Bond Portfolio
BlackRock California Municipal Series Trust	BlackRock Inflation Protected Bond Portfolio
BlackRock California Municipal Bond Fund	BlackRock Low Duration Bond Portfolio
BlackRock Moderate Prepared Portfolio
BlackRock Capital Appreciation Fund, Inc.	BlackRock Multi-Asset Income Portfolio
BlackRock Secured Credit Portfolio
BlackRock CoRI Funds	BlackRock Strategic Income Opportunities Portfolio
BlackRock CoRI 2015 Fund	BlackRock U.S. Government Bond Portfolio
BlackRock CoRI 2017 Fund	LifePath® Active Retirement Portfolio
BlackRock CoRI 2019 Fund	LifePath® Active 2020 Portfolio
BlackRock CoRI 2021 Fund	LifePath® Active 2025 Portfolio
BlackRock CoRI 2023 Fund	LifePath® Active 2030 Portfolio
LifePath® Active 2035 Portfolio
BlackRock Emerging Markets Fund, Inc.	LifePath® Active 2040 Portfolio
LifePath® Active 2045 Portfolio
BlackRock Equity Dividend Fund	LifePath® Active 2050 Portfolio
LifePath® Active 2055 Portfolio
BlackRock EuroFund
BlackRock Funds III
BlackRock Focus Growth Fund, Inc.	BlackRock ACWI ex-US Index Fund
BlackRock Bond Index Fund
BlackRock FundsSM	BlackRock CoreAlpha Bond Fund
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Russell 1000® Index Fund
BlackRock Commodity Strategies Fund	BlackRock S&P 500 Stock Fund
BlackRock Disciplined Small Cap Core Fund	LifePath® Retirement Portfolio
BlackRock Emerging Market Allocation Portfolio	LifePath® 2020 Portfolio
BlackRock Emerging Markets Dividend Fund	LifePath® 2025 Portfolio
BlackRock Emerging Markets Long/Short Equity Fund	LifePath® 2030 Portfolio
BlackRock Energy & Resources Portfolio	LifePath® 2035 Portfolio
BlackRock Exchange Portfolio	LifePath® 2040 Portfolio
BlackRock Flexible Equity Fund	LifePath® 2045 Portfolio
BlackRock Global Long/Short Credit Fund	LifePath® 2050 Portfolio
BlackRock Global Long/Short Equity Fund	LifePath® 2055 Portfolio
BlackRock Global Opportunities Portfolio	LifePath® Index Retirement Portfolio
BlackRock Health Sciences Opportunities Portfolio	LifePath® Index 2020 Portfolio
BlackRock International Opportunities Portfolio	LifePath® Index 2025 Portfolio
BlackRock Macro Themes Fund	LifePath® Index 2030 Portfolio
BlackRock Managed Volatility Portfolio	LifePath® Index 2035 Portfolio
BlackRock Mid-Cap Growth Equity Portfolio	LifePath® Index 2040 Portfolio
BlackRock Multi-Asset Real Return Fund
BlackRock Multi-Manager Alternative Strategies Fund
BlackRock Real Estate Securities Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio

LifePath® Index 2045 Portfolio	BlackRock High Yield Portfolio
LifePath® Index 2050 Portfolio	BlackRock Large Cap Core Portfolio
LifePath® Index 2055 Portfolio	BlackRock Money Market Portfolio
BlackRock Total Return Portfolio
BlackRock Global Allocation Fund, Inc.	BlackRock U.S. Government Bond Portfolio

BlackRock Global SmallCap Fund, Inc.	BlackRock Series, Inc.
BlackRock International Fund
BlackRock Index Funds, Inc.	BlackRock Small Cap Growth Fund II
BlackRock International Index Fund
BlackRock Small Cap Index Fund	BlackRock Value Opportunities Fund, Inc.

BlackRock Large Cap Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core Fund	BlackRock Basic Value V.I. Fund
BlackRock Large Cap Core Plus Fund	BlackRock Capital Appreciation V.I. Fund
BlackRock Large Cap Growth Fund	BlackRock Equity Dividend V.I. Fund
BlackRock Large Cap Value Fund	BlackRock Global Allocation V.I. Fund
BlackRock Large Cap Growth Retirement Portfolio	BlackRock Global Opportunities V.I. Fund
BlackRock Large Cap Value Retirement Portfolio	BlackRock High Yield V.I. Fund
BlackRock Large Cap Core Retirement Portfolio	BlackRock International V.I. Fund
BlackRock iShares® Alternative Strategies V.I. Fund
BlackRock Latin America Fund, Inc.	BlackRock iShares® Dynamic Allocation V.I. Fund
BlackRock iShares® Dynamic Fixed Income V.I. Fund
BlackRock Long-Horizon Equity Fund	BlackRock iShares® Equity Appreciation V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Mid Cap Value Opportunities Series, Inc.	BlackRock Large Cap Growth V.I. Fund
BlackRock Mid Cap Value Opportunities Fund	BlackRock Large Cap Value V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock Multi-State Municipal Series Trust	BlackRock Money Market V.I. Fund
BlackRock New York Municipal Bond Fund	BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Municipal Bond Fund, Inc.	BlackRock U.S. Government Bond V.I. Fund
BlackRock High Yield Municipal Fund	BlackRock Value Opportunities V.I. Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund	BlackRock World Income Fund, Inc.

BlackRock Natural Resources Trust	Managed Account Series
BlackRock U.S. Mortgage Portfolio
BlackRock Pacific Fund, Inc.	Global SmallCap Portfolio
Mid Cap Value Opportunities Portfolio
BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 2, 2015 to the
Statement of Additional Information of each Fund

Effective January 1, 2015, Part II of each Fund’s Statement of Additional Information is amended as follows:

The last paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, AXA Advisors, CCO Investment Services, Cetera Advisor Networks LLC, Cetera Advisors LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Citigroup Global Markets, Inc., Commonwealth Equity Services (Commonwealth Financial Network),

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FSC Securities Corporation, Investacorp, Inc., JP Morgan, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, New England Securities Corporation, Northwestern Mutual Investment Services, LLC, PFS Investments, PNC Investments LLC, Raymond James, RBC Capital Markets, Royal Alliance Associates, SagePoint Financial, Santander Securities, LLC, Securities America, State Farm VP Management Corp., The Huntington Investment Co., Triad Advisors, Inc., UBS Financial Services, U.S. Bancorp Investments, Voya Financial Advisors, Inc., Voya Investments Distributor, LLC, Wells Fargo, Woodbury Financial Services, Inc. and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In addition, from time to time BRIL, BlackRock or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholders should retain this Supplement for future reference.

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SAI-GLOBAL-0115SUP